Property and Equipment and Investment Properties - Summary of Property and Equipment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Changes in property, plant and equipment [abstract]
Beginning(PPE)		₩ 4,991,467	[1]		₩ 5,239,898
Carrying amount		4,945,699			4,991,467	[1]	₩ 5,239,898
Acquisition		901,363			977,958
Transfers	[2]	(30,918)			(242,418)
Depreciation	[3]	(582,940)			(593,211)
Disposal		(243,369)			(434,442)
Business combination		11,142			38
Depreciation Recognised In Profit Or Loss		62,098			62,256
Others		(101,046)			43,644
Ending(PPE)		4,945,699		$ 3,830,994	4,991,467	[1]
Land
Changes in property, plant and equipment [abstract]
Beginning(PPE)		2,416,726			2,548,181
Carrying amount		2,442,182			2,416,726
Acquisition		51,324			678
Transfers	[2]	3,501			(117,290)
Depreciation	[3]	0			0
Disposal		(2,074)			(7,223)
Business combination		6,585			0
Others		(33,880)			(7,620)
Ending(PPE)		2,442,182			2,416,726
Buildings
Changes in property, plant and equipment [abstract]
Beginning(PPE)		1,581,433			1,676,657
Carrying amount		1,543,808			1,581,433
Acquisition		28,344			12,867
Transfers	[2]	22,976			(39,460)
Depreciation	[3]	(66,062)			(66,044)
Disposal		(543)			(7,860)
Business combination		677			0
Others		(23,017)			5,273
Ending(PPE)		1,543,808			1,581,433
Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning(PPE)		76,384			88,251
Carrying amount		76,030			76,384
Acquisition		8,390			12,533
Transfers	[2]	41,522			36,379
Depreciation	[3]	(52,555)			(60,129)
Disposal		(170)			(455)
Business combination		2			8
Others		2,457			(203)
Ending(PPE)		76,030			76,384
Equipment and vehicles
Changes in property, plant and equipment [abstract]
Beginning(PPE)		304,338			311,183
Carrying amount		252,992			304,338
Acquisition		113,823			159,109
Transfers	[2]	(14)			1,899
Depreciation	[3]	(164,724)			(170,529)
Disposal		(1,217)			(1,795)
Business combination		3,206			30
Others		(2,420)			4,441
Ending(PPE)		252,992			304,338
Construction in progress
Changes in property, plant and equipment [abstract]
Beginning(PPE)		28,045			39,579
Carrying amount		56,971			28,045
Acquisition		143,439			110,378
Transfers	[2]	(89,168)			(121,306)
Depreciation	[3]	0			0
Disposal		0			(397)
Business combination		0			0
Others		(25,345)			(209)
Ending(PPE)		56,971			28,045
Right-of-use property and equipment
Changes in property, plant and equipment [abstract]
Beginning(PPE)		584,541			576,047
Carrying amount		573,716			584,541
Acquisition		556,043			682,393
Transfers	[2]	(9,735)			(2,640)
Depreciation	[3]	(299,599)			(296,509)
Disposal		(239,365)			(416,712)
Business combination		672			0
Others		(18,841)			41,962
Ending(PPE)		573,716			584,541
Acquisition cost
Changes in property, plant and equipment [abstract]
Beginning(PPE)		9,402,247
Carrying amount		9,637,484			9,402,247
Ending(PPE)		9,637,484			9,402,247
Acquisition cost | Land
Changes in property, plant and equipment [abstract]
Beginning(PPE)		2,416,730
Carrying amount		2,442,186			2,416,730
Ending(PPE)		2,442,186			2,416,730
Acquisition cost | Buildings
Changes in property, plant and equipment [abstract]
Beginning(PPE)		2,426,317
Carrying amount		2,449,394			2,426,317
Ending(PPE)		2,449,394			2,426,317
Acquisition cost | Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning(PPE)		1,020,095
Carrying amount		1,052,550			1,020,095
Ending(PPE)		1,052,550			1,020,095
Acquisition cost | Equipment and vehicles
Changes in property, plant and equipment [abstract]
Beginning(PPE)		2,070,374
Carrying amount		2,027,842			2,070,374
Ending(PPE)		2,027,842			2,070,374
Acquisition cost | Construction in progress
Changes in property, plant and equipment [abstract]
Beginning(PPE)		28,045
Carrying amount		56,971			28,045
Ending(PPE)		56,971			28,045
Acquisition cost | Right-of-use property and equipment
Changes in property, plant and equipment [abstract]
Beginning(PPE)		1,440,686
Carrying amount		1,608,541			1,440,686
Ending(PPE)		1,608,541			1,440,686
Accumulated impairment losses on property and equipment excluding Right-of use assets
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Beginning(Accumulated impairment losses of PPE)		(5,751)			(5,751)
Impairment		0			0
Reversal		0			0
Disposal and Others		0			0
Ending(Accumaulated impairment losses of PPE)		(5,751)			(5,751)
Accumulated amortization
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(4,405,029)
Carrying amount		(4,686,034)			(4,405,029)
Ending(PPE)		(4,686,034)			(4,405,029)
Accumulated amortization | Land
Changes in property, plant and equipment [abstract]
Beginning(PPE)		0
Carrying amount		0			0
Ending(PPE)		0			0
Accumulated amortization | Buildings
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(839,137)
Carrying amount		(899,839)			(839,137)
Ending(PPE)		(899,839)			(839,137)
Accumulated amortization | Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(943,711)
Carrying amount		(976,520)			(943,711)
Ending(PPE)		(976,520)			(943,711)
Accumulated amortization | Equipment and vehicles
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(1,766,036)
Carrying amount		(1,774,850)			(1,766,036)
Ending(PPE)		(1,774,850)			(1,766,036)
Accumulated amortization | Construction in progress
Changes in property, plant and equipment [abstract]
Beginning(PPE)		0
Carrying amount		0			0
Ending(PPE)		0			0
Accumulated amortization | Right-of-use property and equipment
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(856,145)
Carrying amount		(1,034,825)			(856,145)
Ending(PPE)		(1,034,825)			(856,145)
Accumulated impairment losses
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(5,751)
Carrying amount		(5,751)			(5,751)
Ending(PPE)		(5,751)			(5,751)
Accumulated impairment losses | Land
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(4)
Carrying amount		(4)			(4)
Ending(PPE)		(4)			(4)
Accumulated impairment losses | Buildings
Changes in property, plant and equipment [abstract]
Beginning(PPE)		(5,747)
Carrying amount		(5,747)			(5,747)
Ending(PPE)		(5,747)			(5,747)
Accumulated impairment losses | Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning(PPE)		0
Carrying amount		0			0
Ending(PPE)		0			0
Accumulated impairment losses | Equipment and vehicles
Changes in property, plant and equipment [abstract]
Beginning(PPE)		0
Carrying amount		0			0
Ending(PPE)		0			0
Accumulated impairment losses | Construction in progress
Changes in property, plant and equipment [abstract]
Beginning(PPE)		0
Carrying amount		0			0
Ending(PPE)		0			0
Accumulated impairment losses | Right-of-use property and equipment
Changes in property, plant and equipment [abstract]
Beginning(PPE)		0
Carrying amount		0			0
Ending(PPE)		₩ 0			₩ 0

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Includes transfers with investment properties and assets held for sale.
[3]	Includes depreciation expenses amounting to ￦ 62,256 million and ￦ 62,098 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2022 and 2023, respectively.